Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill [Abstract]
Schedule of Carrying Amount of Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2024 and 2025 were as follows:

	Hotel Business	Da Niang Business	Total
	RMB	RMB	RMB
Balance as of January 1, 2024	29,583,468	147,499,000	177,082,468
Impairment	-	(81,008,000)	(81,008,000)
Balance as of December 31, 2024	29,583,468	66,491,000	96,074,468
Impairment	-	(66,491,000)	(66,491,000)
Disposal of subsidiaries	(3,862,206)	-	(3,862,206)
Balance as of December 31, 2025	25,721,262	-	25,721,262
Balance as of December 31, 2025 (USD)	3,678,092	-	3,678,092